BLACKROCK ESG CAPITAL ALLOCATION TRUST

CERTIFICATE OF AMENDMENT

            BlackRock ESG Capital Allocation Trust, a Maryland statutory trust (the “Trust”), does hereby certify to the State Department of Assessments and Taxation of the State of Maryland that:

            FIRST:            The current name of the Trust is “BlackRock ESG Capital Allocation Trust”.

SECOND:       The Certificate of Trust of the Trust (the “Certificate”) is hereby amended by deleting the second paragraph in its entirety and inserting in lieu thereof the following:

“SECOND: The name of the statutory trust (the “Trust”) is BlackRock ESG Capital Allocation Term Trust.”

THIRD:           This Certificate of Amendment shall be effective as of April 5, 2023.

FOURTH:       As amended hereby, the Certificate shall remain in full force and effect.

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4883-0793-0458

IN WITNESS WHEREOF, the undersigned trustee has signed this Certificate of Amendment this   3rd    day of    April    2023.

                                                                        TRUSTEE:

                                                                        /s/ John M. Perlowski

John Perlowski

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